Statements of Shareholders' Equity - USD ($)	Common Stock	Capital Surplus	Cumulative Translation Adjustment	Share Subscriptions Payable	Retained Earnings (Deficit)	Total
Beginning Balance, Shares at Dec. 31, 2012	100
Beginning Balance, Amount at Dec. 31, 2012		$ 100,791	$ (1,625)	$ 79	$ (47,902)	$ 51,343
Fair value of services rendered by shareholder		$ 32,402				32,402
Net loss					$ (36,935)	(36,935)
Other comprehensive loss for the year			$ (804)			(804)
Ending Balance, Shares at Dec. 31, 2013	100
Ending Balance, Amount at Dec. 31, 2013		$ 133,193	$ (2,429)	$ 79	$ (84,837)	46,006
Fair value of services rendered by shareholder		14,310				14,310
Issuance of common shares as settlement of debt, Shares	4,691
Issuance of common shares as settlement of debt, Amount		595		$ 3,691
Effects of Reverse Takeover Transaction (note 1), Shares	2,836,073
Effects of Reverse Takeover Transaction (note 1), Amount	$ 284	$ (7,248)
Subscription proceeds for shares yet to be issued				$ 383,000
Net loss					$ (479,341)	(479,341)
Other comprehensive loss for the year			$ 31,271
Ending Balance, Shares at Dec. 31, 2014	2,840,864
Ending Balance, Amount at Dec. 31, 2014	$ 284	$ 140,850	$ 28,842	$ 386,770	$ (564,178)	(7,432)
Net loss						(25,686)
Ending Balance, Amount at Mar. 31, 2015						$ 241,145